Condensed Shinhan Financial Group (Parent Company only) Statement of Financial Position (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2017	Dec. 31, 2016
Assets
Deposits with banking subsidiary	₩ 22,668,598	₩ 19,181,165
Investment (at equity) in subsidiaries:
Trading assets	28,464,296	26,695,953
Other assets:
Other	16,551,958	18,168,408
Total assets	426,305,656	395,680,324
Liabilities
Borrowings	27,586,610	25,294,241
Debt securities issued	51,340,821	44,326,785
Accrued expenses & other liabilities	25,312,773	20,917,147
Total liabilities	392,603,120	363,935,344
Equity
Total equity	33,702,536	31,744,980
Total liabilities and equity	426,305,656	395,680,324
Parent Company only
Assets
Deposits with banking subsidiary	3	42
Receivables from subsidiaries:
Non-banking subsidiaries	1,234,527	934,664
Investment (at equity) in subsidiaries:
Banking subsidiaries	13,752,799	13,752,799
Non-banking subsidiaries	11,980,360	11,950,360
Trading assets	255,086	195,026
Property, equipment and intangible assets, net	7,180	6,536
Other assets:
Banking subsidiaries	224,688	167,781
Non-banking subsidiaries	179,258	159,851
Other	5,882	28,548
Total assets	27,639,783	27,195,607
Liabilities
Borrowings	5,000	5,000
Debt securities issued	7,003,622	6,583,308
Accrued expenses & other liabilities	439,083	389,438
Total liabilities	7,447,705	6,977,746
Equity
Total equity	20,192,078	20,217,861
Total liabilities and equity	₩ 27,639,783	₩ 27,195,607